Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other liabilities
Balances at the beginning of the year	$ 748,515	$ 913,370
Financial result	81,743	87,556
Concession fees	200,588	190,665
Payments	(194,383)	(227,571)
Re-equilibrium compensation	(1,522)	(19,144)
Other	(646)	2,405
Translation differences and inflation adjustment	84,503	(198,766)
Balances at the end of the year	$ 918,798	$ 748,515